Fees and Commissions Income [Text Block] (Tables)	6 Months Ended
Sep. 30, 2018
Revenue from Contract with Customer [Abstract]
Details of fees and commissions income [Table Text Block]

	2017	2018
	(in millions)
Fees and commissions on deposits	¥27,100	¥26,568
Fees and commissions on remittances and transfers	82,896	84,342
Fees and commissions on foreign trading business	37,002	35,453
Fees and commissions on credit card business	102,992	110,223
Fees and commissions on security-related services	127,151	119,007
Fees and commissions on administration and management services for investment funds	80,643	74,928
Trust fees	55,086	57,459
Guarantee fees(1)	21,609	22,205
Insurance commissions	25,302	23,469
Fees and commissions on real estate business	18,140	17,878
Other fees and commissions(2)	123,995	133,906

Total	¥701,916	¥705,438

Notes:	(1)	Guarantee fees are not within the scope of the guidance on revenue from contracts with customers
	(2)	Other fees and commissions include non-refundable financing related fees that are not within the scope of the guidance on revenue from contracts with customers.